Annual Fund Operating Expenses - SA PineBridge High-Yield Bond Portfolio	May 01, 2021
Class 1
Operating Expenses:
Management Fees	0.63%
Service (12b-1) Fees	none
Other Expenses	0.06%
Total Annual Portfolio Operating Expenses	0.69%
Class 2
Operating Expenses:
Management Fees	0.63%
Service (12b-1) Fees	0.15%
Other Expenses	0.06%
Total Annual Portfolio Operating Expenses	0.84%
Class 3
Operating Expenses:
Management Fees	0.63%
Service (12b-1) Fees	0.25%
Other Expenses	0.06%
Total Annual Portfolio Operating Expenses	0.94%